Aptus Collared Income Opportunity ETF
Schedule of Investments
July 31, 2021 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 99.4%
	Basic Materials - 3.0%
29,217	Freeport-McMoRan, Inc. (a)		$1,113,168
6,944	Linde plc (a)		2,134,516
36,568	Newmont Corporation (a)		2,297,202
7,074	Sherwin-Williams Company (a)		2,058,746
			7,603,632
	Communications - 12.7%
3,896	Alphabet, Inc. - Class C (a)(b)		10,536,420
2,889	Amazon.com, Inc. (a)(b)		9,613,408
42,953	Comcast Corporation - Class A (a)		2,526,925
16,184	Facebook, Inc. - Class A (a)(b)		5,766,359
20,351	Walt Disney Company (a)(b)		3,582,183
			32,025,295
	Consumer, Cyclical - 13.0%
9,192	Costco Wholesale Corporation (a)		3,949,986
7,940	Darden Restaurants, Inc. (a)		1,158,287
17,140	Dollar General Corporation (a)		3,987,450
72,408	Fastenal Company (a)		3,965,786
12,610	Home Depot, Inc. (a)		4,138,476
13,002	Marriott International, Inc. - Class A (a)(b)		1,898,032
31,590	Starbucks Corporation (a)		3,835,974
18,516	Target Corporation (a)		4,833,602
2,480	Tesla, Inc. (a)(b)		1,704,256
23,745	United Airlines Holdings, Inc. (a)(b)		1,109,366
13,761	Walmart, Inc. (a)		1,961,630
			32,542,845
	Consumer, Non-cyclical - 19.0%
17,888	Abbott Laboratories (a)		2,164,090
34,948	AbbVie, Inc. (a)		4,064,452
9,412	Anthem, Inc. (a)		3,614,302
27,972	Booz Allen Hamilton Holding Corporation (a)		2,400,277
17,770	Johnson & Johnson (a)		3,059,994
30,418	Medtronic plc (a)		3,994,188
32,964	Merck & Company, Inc. (a)		2,533,943
20,990	PepsiCo, Inc. (a)		3,294,381
17,329	Procter & Gamble Company (a)		2,464,704
10,934	S&P Global, Inc. (a)		4,687,624
9,952	Stryker Corporation (a)		2,696,395
8,068	Thermo Fisher Scientific, Inc. (a)		4,356,801
12,320	UnitedHealth Group, Inc. (a)		5,078,550
16,300	Zoetis, Inc. (a)		3,304,010
			47,713,711
	Energy - 2.5%
57,836	Devon Energy Corporation (a)		1,494,482
14,573	Diamondback Energy, Inc. (a)		1,124,016
30,915	Exxon Mobil Corporation (a)		1,779,777
12,355	Pioneer Natural Resources Company (a)		1,796,046
			6,194,321
	Financial - 16.4%
10,184	American Tower Corporation (a)		2,880,035
83,357	Bank of America Corporation (a)		3,197,574
13,014	Berkshire Hathaway, Inc. - Class B (a)(b)		3,621,666
4,640	BlackRock, Inc. (a)		4,023,669
20,840	Intercontinental Exchange, Inc. (a)		2,497,257
27,971	JPMorgan Chase & Company (a)		4,245,438
22,516	Marsh & McLennan Companies, Inc. (a)		3,314,806
11,440	Mastercard, Inc. - Class A (a)		4,415,154
26,636	Progressive Corporation (a)		2,534,682
20,632	Prologis, Inc. (a)		2,641,721
34,189	US Bancorp (a)		1,898,857
19,904	Visa, Inc. - Class A (a)		4,904,147
32,600	Weyerhaeuser Company (a)		1,099,598
			41,274,604
	Industrial - 6.4%
17,517	Caterpillar, Inc. (a)		3,621,640
10,498	FedEx Corporation (a)		2,938,915
11,440	L3Harris Technologies, Inc. (a)		2,593,906
9,556	Lockheed Martin Corporation (a)		3,551,678
15,399	Union Pacific Corporation (a)		3,368,685
			16,074,824
	Technology - 23.7%
1,684	Accenture plc - Class A (a)		534,973
33,783	Activision Blizzard, Inc. (a)		2,824,935
22,280	Analog Devices, Inc. (a)		3,730,118
105,769	Apple, Inc. (a)		15,427,466
7,350	Broadcom, Inc. (a)		3,567,690
19,772	Broadridge Financial Solutions, Inc. (a)		3,430,244
29,460	Fidelity National Information Services, Inc. (a)		4,391,013
6,730	Lam Research Corporation (a)		4,289,769
50,885	Microsoft Corporation (a)		14,497,646
34,684	Paychex, Inc. (a)		3,947,733
15,910	Texas Instruments, Inc. (a)		3,032,764
			59,674,351
	Utilities - 2.7%
18,912	American Water Works Company, Inc. (a)		3,217,120
45,868	NextEra Energy, Inc. (a)		3,573,117
			6,790,237
	TOTAL COMMON STOCKS (Cost $195,896,053)		249,893,820

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 0.6%
	Put Options - 0.6%
300	S&P 500 Index, Expiration: 08/20/2021, Exercise Price: $4,300.00	$ 131,857,800	858,000
1,000	Invesco QQQ Trust Series 1, Expiration: 08/20/2021, Exercise Price: $365.00	36,457,000	574,000
	TOTAL PURCHASED OPTIONS (Cost $2,542,969)		1,432,000

	Total Investments (Cost $198,439,022) - 100.0%		251,325,820
	Liabilities in Excess of Other Assets - 0.0% (d)		(21,953)
	TOTAL NET ASSETS - 100.0%		$251,303,867

	Percentages are stated as a percent of net assets.
	(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2021, the value of these securities amount to $249,893,820 or 99.4% of net assets.
	(b)	Non-income producing security.
	(c)	Exchange traded.
	(d) Represents less than 0.05% of net assets.

Aptus Collared Income Opportunity ETF
Schedule of Written Options
July 31, 2021 (Unaudited)
Contracts	Security Description	Notional Value	Value
	Written Options (a) - (0.4)%
	Call Options - (0.2)%
(176)	Abbott Laboratories, Expiration: 08/20/2021, Exercise Price: $127.00	$(2,129,248)	$(5,368)
(349)	AbbVie, Inc., Expiration: 08/20/2021, Exercise Price: $123.00	(4,058,870)	(9,074)
(101)	American Tower Corporation, Expiration: 08/20/2021, Exercise Price: $305.00	(2,856,280)	(2,525)
(184)	American Water Works Company, Inc., Expiration: 08/20/2021, Exercise Price: $175.00	(3,130,024)	(23,920)
(222)	Analog Devices, Inc., Expiration: 08/20/2021, Exercise Price: $180.00	(3,716,724)	(18,315)
(1,057)	Apple, Inc., Expiration: 08/20/2021, Exercise Price: $165.00	(15,417,402)	(10,041)
(429)	Comcast Corporation - Class A, Expiration: 08/20/2021, Exercise Price: $62.00	(2,523,807)	(7,078)
(77)	Darden Restaurants, Inc., Expiration: 08/20/2021, Exercise Price: $160.00	(1,123,276)	(3,272)
(145)	Diamondback Energy, Inc., Expiration: 08/20/2021, Exercise Price: $100.00	(1,118,385)	(4,712)
(167)	Dollar General Corporation, Expiration: 08/20/2021, Exercise Price: $230.00	(3,885,088)	(87,675)
(126)	Home Depot, Inc., Expiration: 08/20/2021, Exercise Price: $355.00	(4,135,194)	(7,182)
(279)	JPMorgan Chase & Company, Expiration: 08/20/2021, Exercise Price: $165.00	(4,234,662)	(5,301)
(111)	L3Harris Technologies, Inc., Expiration: 08/20/2021, Exercise Price: $240.00	(2,516,814)	(17,483)
(67)	Linde plc, Expiration: 08/20/2021, Exercise Price: $320.00	(2,059,513)	(8,208)
(130)	Marriott International, Inc. - Class A, Expiration: 08/20/2021, Exercise Price: $155.00	(1,897,740)	(21,255)
(219)	Marsh & McLennan Companies, Inc., Expiration: 08/20/2021, Exercise Price: $145.00	(3,224,118)	(83,220)
(321)	Merck & Company, Inc., Expiration: 08/20/2021, Exercise Price: $82.50	(2,467,527)	(2,408)
(447)	NextEra Energy, Inc., Expiration: 08/20/2021, Exercise Price: $80.00	(3,482,130)	(25,703)
(338)	Paychex, Inc., Expiration: 08/20/2021, Exercise Price: $115.00	(3,847,116)	(40,560)
(108)	Prologis, Inc., Expiration: 08/20/2021, Exercise Price: $130.00	(1,382,832)	(14,040)
(106)	S&P Global, Inc., Expiration: 08/20/2021, Exercise Price: $440.00	(4,544,432)	(22,260)
(180)	Target Corporation, Expiration: 08/20/2021, Exercise Price: $270.00	(4,698,900)	(75,600)
(79)	Thermo Fisher Scientific, Inc., Expiration: 08/20/2021, Exercise Price: $560.00	(4,266,079)	(28,835)
(237)	United Airlines Holdings, Inc., Expiration: 08/20/2021, Exercise Price: $54.00	(1,107,264)	(4,977)
(194)	Visa, Inc. - Class A, Expiration: 08/20/2021, Exercise Price: $260.00	(4,779,966)	(14,744)
(137)	Walmart, Inc., Expiration: 08/20/2021, Exercise Price: $150.00	(1,952,935)	(8,494)
(163)	Zoetis, Inc., Expiration: 08/20/2021, Exercise Price: $220.00	(3,304,010)	(6,927)
			(559,177)
	Put Options - (0.2)%
(300)	S&P 500 Index, Expiration: 08/20/2021, Exercise Price: $4,100.00	(131,857,800)	(321,000)
(1,000)	Invesco QQQ Trust Series 1, Expiration: 08/20/2021, Exercise Price: $340.00	(36,457,000)	(110,000)
			(431,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $1,463,539)		$(990,177)

(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$249,893,820	$-	$-	$249,893,820
Purchased Options	-	1,432,000	-	1,432,000
Total Investments in Securities	$249,893,820	$1,432,000	$-	$251,325,820

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$990,177	$-	$990,177
Total Written Options	$-	$990,177	$-	$990,177

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.